THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 28, 2023 (Unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 70.3%

	DIVERSIFIED BANKS — 4.2%
41,300	Citigroup, Inc.	$2,093,497

	DIVERSIFIED HOLDING COMPANY — 5.3%
8,500	Berkshire Hathaway, Inc., Class B(a)	2,594,030

	OIL & GAS STORAGE & TRANSPORTATION — 15.4%
18,600	Magellan Midstream Partners LP	988,776
268,700	Energy Transfer LP	3,401,742
124,000	Enterprise Products Partners LP	3,165,720

		7,556,238

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 29.6%
348,267	The St. Joe Co.(b)	14,505,321

	SEMICONDUCTORS — 3.0%
58,600	Intel Corp.	1,460,898

	STEEL — 12.8%
121,200	Commercial Metals Co.	6,272,100

TOTAL DOMESTIC EQUITY SECURITIES (COST $23,151,527)		34,482,084

	FOREIGN EQUITY SECURITIES — 8.1%

	CAYMAN ISLANDS — 0.4%

	INTERNET AND DIRECT MARKETING RETAIL — 0.4%
2,000	Alibaba Group Holding Ltd., ADR(a)	175,580

	CANADA — 7.7%

	FOREST PRODUCTS — 1.6%
45,400	Interfor Corp.(a)	764,264

	METALS & MINING — 6.1%
2,299,925	Imperial Metals Corp.(a)	3,000,268

TOTAL FOREIGN EQUITY SECURITIES (COST $26,179,261)		3,940,112

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 1.2%

	MORTGAGE FINANCE — 1.2%
282,295	Federal Home Loan Mortgage Corp. 7.875%, Series Z(a)(c)	$598,465

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $1,138,025)		598,465

Principal

	U.S. GOVERNMENT OBLIGATIONS — 10.1%
	U.S. Treasury Bills
$5,000,000	2.125%, 05/18/2023(d)	4,949,490

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,977,467)		4,949,490

Shares

	MONEY MARKET FUNDS — 10.3%
5,051,183	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.46%(e)	5,051,183

TOTAL MONEY MARKET FUNDS (COST $5,051,183)		5,051,183

TOTAL INVESTMENTS — 100.0% (COST $60,497,463)		49,021,334
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%	5,097

NET ASSETS — 100.0%		$49,026,431

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	Restricted/controlled security. The value of this security totals $14,505,321, which represents 29.59% of the Fund’s net assets. Information related to this security is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	2/28/2023 Value Per Share
348,267	The St. Joe Co.	08/09/2017-09/01/2017	$6,615,792	$41.65

(c)	Variable rate security. Rates shown are the effective rates as of February 28, 2023.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of February 28, 2023.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

February 28, 2023

Note 1. Significant Accounting Policies

As an investment company, The Fairholme Allocation Fund (the “Fund”) follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board of Directors of Fairholme Funds, Inc. (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Fairholme Capital Management, L.L.C. (the “Manager”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

Restricted securities: The Manager is deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by the Fund and other advisory clients advised by the Manager. Shares of Joe owned by the Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Manager’s Valuation Policies and Procedures for the Fund. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2023

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of February 28, 2023, is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Observable Inputs	Total Fair Value at 02/28/23
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$14,505,321	$—	$14,505,321
Other Industries*	19,976,763	—	—	19,976,763
Foreign Equity Securities*	3,940,112	—	—	3,940,112
Domestic Preferred Equity Securities*	598,465	—	—	598,465
U.S. Government Obligations	—	4,949,490	—	4,949,490
Money Market Funds	5,051,183	—	—	5,051,183

TOTAL INVESTMENTS	$29,566,523	$19,454,811	$—	$49,021,334

* Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments for the Fund at February 28, 2023.

For additional information regarding the accounting policies of the Fund and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

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